Ally Master Owner Trust
Monthly Servicing Report
December 17, 2018

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of November 30, 2018

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$11,133,826,606.58	273,315	$40,736.24	88.51%
Used Auto	$593,426,489.37	31,161	$19,043.88	4.72%
Medium Duty Trucks	$18,226,320.66	449	$40,593.14	0.14%
Less Dealer Reserve	$1,269,944,266.82
Total	$10,475,535,149.79	304,925		93.37%

Ally Bank Retained Receivables
New Auto	$66,522,900.60	1,596	$41,681.02	0.53%
Used Auto	$718,836,660.02	33,449	$21,490.53	5.71%
Medium Duty Trucks	$69,718.00	1	$69,718.00	0.00%
DPP	$40,554,359.53	1,290	$31,437.49	0.32%
Other	$7,365,075.50	63	$116,905.96	0.06%
Total	$833,348,713.65	36,399		6.63%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$11,308,883,863.44	341,324		100.00%
Dealer Reserve	$1,269,944,266.82
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$12,578,828,130.26	341,324		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$9,789,969,682.87	1,099	77.83%
Limited	Eligible	$1,953,090,468.37	200	15.53%
Programmed	Eligible	$2,419,265.37	10	0.02%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$646,170,718.87	N/A	5.14%
Limited	Ineligible	$166,011,187.96	N/A	1.32%
Programmed	Ineligible	$21,166,806.82	N/A	0.17%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,578,828,130.26	1,309	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$9,878,949,203.97	269,526	78.54%
121-180 Days		$1,256,369,287.33	33,451	9.99%
181-270 Days		$800,315,712.09	21,055	6.36%
Over 270 Days		$643,193,926.87	17,292	5.11%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,578,828,130.26	341,324	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,579	25,543,123	77.66%
L…………………………………....	965	7,202,911	21.90%
P……………………………………	75	145,170	0.44%
N …………………………………..	3	—	—%
Total ……………………………….	4,622	32,891,203	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,598	25,145,039	78.15%
L…………………………………....	959	6,853,759	21.30%
P……………………………………	67	173,357	0.54%
N …………………………………..	13	2,629	0.01%
Total ……………………………….	4,637	32,174,784	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,634	24,549,369	78.49%
L…………………………………....	972	6,526,753	20.87%
P……………………………………	78	188,312	0.60%
N …………………………………..	13	13,424	0.04%
Total ……………………………….	4,697	31,277,858	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.